Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Milestones
Related Party Transaction [Line Items]
Related party transaction expenses					$ 2.3
Adimab
Related Party Transaction [Line Items]
Related party transaction expenses	$ 2.0	$ 1.8	$ 2.8	$ 1.8	2.3	$ 0.4	$ 0.6
Accrued liabilities due to related parties	2.0		2.0		0.0
Adimab | Maximum
Related Party Transaction [Line Items]
Future milestone payments owed	$ 3.5		$ 3.5		$ 3.5